Schedule of Investments (unaudited) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
WPP Finance 2010
3.63%, 09/07/22	$150	$152,960
3.75%, 09/19/24	80	81,735
4.75%, 11/21/21	175	182,469

		417,164

Aerospace & Defense — 1.9%
Embraer Netherlands Finance BV
5.05%, 06/15/25	5	5,277
5.40%, 02/01/27	45	48,735
Harris Corp., 5.05%, 04/27/45 (Call 10/27/44)	10	11,387
Raytheon Co.
4.88%, 10/15/40	5	5,968
7.20%, 08/15/27	50	65,354
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	142	142,108
3.20%, 03/15/24 (Call 01/15/24)	205	207,407
3.50%, 03/15/27 (Call 12/15/26)	15	15,144
4.35%, 04/15/47 (Call 10/15/46)	10	10,225
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	10,286
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	5	4,764
4.05%, 05/04/47 (Call 11/04/46)	5	4,984
4.50%, 06/01/42	45	47,787
4.63%, 11/16/48 (Call 05/16/48)	15	16,325
5.40%, 05/01/35	5	5,841
5.70%, 04/15/40	5	6,026
6.05%, 06/01/36	5	6,148
6.13%, 07/15/38	5	6,283
7.50%, 09/15/29	15	20,031

		640,080

Agriculture — 1.2%
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	10	9,977
4.02%, 04/16/43	5	5,162
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	40	37,291
3.50%, 11/24/20(a)	250	252,237
3.75%, 09/25/27 (Call 06/25/27)	35	33,523
4.35%, 03/15/24 (Call 02/15/24)	73	74,850

		413,040

Airlines — 0.1%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	20	20,089
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	10	9,859

		29,948

Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	95	94,755
2.38%, 11/01/26 (Call 08/01/26)	45	44,159
3.63%, 05/01/43 (Call 11/01/42)	15	15,103
3.88%, 11/01/45 (Call 05/01/45)	15	15,582
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	10	9,887

		179,486

Auto Manufacturers — 0.7%
American Honda Finance Corp., 2.30%, 09/09/26	65	62,304
Daimler Finance North America LLC, 8.50%, 01/18/31	15	22,048

Security	Par (000)	Value

Auto Manufacturers (continued)
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	$15	$14,658
4.75%, 01/15/43	25	20,671
5.29%, 12/08/46 (Call 06/08/46)	20	17,582
6.63%, 10/01/28	10	10,972
7.40%, 11/01/46(a)	5	5,379
7.45%, 07/16/31	10	11,291
General Motors Co.
5.20%, 04/01/45	5	4,511
5.40%, 04/01/48 (Call 10/01/47)	5	4,619
5.95%, 04/01/49 (Call 10/01/48)	25	24,447
6.25%, 10/02/43	20	20,165
6.60%, 04/01/36 (Call 10/01/35)	5	5,229

		223,876

Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	10	9,261

Banks — 21.0%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	248,915
2.55%, 11/23/21	100	99,983
2.63%, 05/19/22	150	150,339
2.70%, 11/16/20	30	30,092
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	300	301,011
Bank of America Corp.
3.42%, 12/20/28 (Call 12/20/27)(b)	25	24,960
3.71%, 04/24/28 (Call 04/24/27)(b)	25	25,484
3.82%, 01/20/28 (Call 01/20/27)(b)	60	61,639
3.95%, 01/23/49 (Call 01/23/48)(b)	25	25,184
4.25%, 10/22/26	35	36,492
4.44%, 01/20/48 (Call 01/20/47)(b)	55	59,298
4.45%, 03/03/26	15	15,804
4.88%, 04/01/44	10	11,386
5.00%, 01/21/44	20	23,201
5.88%, 02/07/42	15	19,140
Series L, 4.18%, 11/25/27 (Call 11/25/26)	4	4,129
Series L, 4.75%, 04/21/45	24	26,117
Bank of Montreal
2.35%, 09/11/22	50	49,832
2.55%, 11/06/22 (Call 10/06/22)	70	70,233
4.34%, 10/05/28 (Call 10/05/23)(b)	50	51,747
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	15	15,286
3.40%, 01/29/28 (Call 10/29/27)	15	15,538
3.44%, 02/07/28 (Call 02/07/27)(b)	75	76,679
3.85%, 04/28/28	50	53,646
Bank of Nova Scotia (The)
2.70%, 03/07/22	10	10,075
2.80%, 07/21/21	75	75,565
4.50%, 12/16/25	41	43,601
4.65%, (Call 10/12/22)(b)(c)	15	14,026
Bank One Corp., 7.63%, 10/15/26	10	12,594
Barclays PLC, 5.25%, 08/17/45	20	20,956
BPCE SA, 2.75%, 12/02/21	250	250,855
Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	200	202,110
Citigroup Inc.
3.52%, 10/27/28 (Call 10/27/27)(b)	5	5,013
3.67%, 07/24/28 (Call 07/24/27)(b)	15	15,212
3.89%, 01/10/28 (Call 01/10/27)(b)	35	35,972

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28)(b)	$10	$10,440
4.13%, 07/25/28(a)	20	20,508
4.28%, 04/24/48 (Call 10/24/47)(a)(b)	10	10,602
4.45%, 09/29/27	50	52,254
4.60%, 03/09/26	5	5,284
4.65%, 07/30/45(a)	30	33,026
4.65%, 07/23/48 (Call 06/23/48)	15	16,594
4.75%, 05/18/46(a)	55	58,761
5.88%, 01/30/42	10	12,665
6.00%, 10/31/33	10	11,895
8.13%, 07/15/39	10	15,440
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	50	52,726
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	50	49,959
2.55%, 03/15/21	300	300,396
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	500	500,515
3.50%, 06/11/21 (Call 05/11/21)	100	101,358
3.88%, 04/10/25 (Call 03/10/25)	15	15,254
Cooperatieve Rabobank UA, 5.25%, 05/24/41	20	24,642
Deutsche Bank AG/London, 3.70%, 05/30/24	5	4,880
Deutsche Bank AG/New York NY, 3.70%, 05/30/24	50	48,452
Fifth Third Bancorp., 8.25%, 03/01/38	20	28,778
Goldman Sachs Capital I, 6.35%, 02/15/34	20	24,822
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	45	45,163
3.69%, 06/05/28 (Call 06/05/27)(b)	5	5,038
3.75%, 05/22/25 (Call 02/22/25)	10	10,238
3.75%, 02/25/26 (Call 11/25/25)	5	5,103
3.81%, 04/23/29 (Call 04/23/28)(b)	10	10,083
3.85%, 01/26/27 (Call 01/26/26)	55	56,229
4.02%, 10/31/38 (Call 10/31/37)(b)	9	8,918
4.22%, 05/01/29 (Call 05/01/28)(b)	50	51,943
4.25%, 10/21/25	25	25,879
4.41%, 04/23/39 (Call 04/23/38)(b)	5	5,169
4.75%, 10/21/45 (Call 04/21/45)	5	5,471
4.80%, 07/08/44 (Call 01/08/44)	25	27,415
5.15%, 05/22/45	15	16,332
6.25%, 02/01/41(a)	15	19,289
6.45%, 05/01/36	10	12,209
6.75%, 10/01/37	60	75,824
HSBC Holdings PLC, 6.10%, 01/14/42	65	85,848
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	100	103,620
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(b)	20	20,645
3.90%, 01/23/49 (Call 01/23/48)(b)	75	75,082
3.96%, 11/15/48 (Call 11/15/47)(b)	5	5,095
4.03%, 07/24/48 (Call 07/24/47)(b)	5	5,125
4.13%, 12/15/26	30	31,427
4.25%, 10/01/27	10	10,543
4.26%, 02/22/48 (Call 02/22/47)(b)	60	63,820
4.85%, 02/01/44	9	10,293
4.95%, 06/01/45	30	34,023
5.50%, 10/15/40	5	6,167
5.60%, 07/15/41	5	6,258
5.63%, 08/16/43	5	6,145
6.40%, 05/15/38	25	33,282
Lloyds Banking Group PLC, 4.45%, 05/08/25	200	208,572
Morgan Stanley
3.13%, 07/27/26	20	19,853
3.59%, 07/22/28 (Call 07/22/27)(b)	10	10,104

Security	Par (000)	Value

Banks (continued)
3.63%, 01/20/27	$10	$10,216
3.77%, 01/24/29 (Call 01/24/28)(b)	10	10,210
3.88%, 01/27/26	25	25,965
3.95%, 04/23/27	35	35,683
3.97%, 07/22/38 (Call 07/22/37)(b)	10	9,995
4.00%, 07/23/25	35	36,608
4.30%, 01/27/45	30	31,412
4.35%, 09/08/26	15	15,718
4.38%, 01/22/47	45	47,867
5.00%, 11/24/25	15	16,307
6.38%, 07/24/42	10	13,338
7.25%, 04/01/32	20	27,283
National Australia Bank Ltd./New York, 2.50%, 07/12/26	25	24,325
Northern Trust Corp.
2.38%, 08/02/22	206	206,470
3.38%, 08/23/21	125	127,855
3.38%, 05/08/32 (Call 05/08/27)(b)	30	29,793
3.95%, 10/30/25	90	95,694
Royal Bank of Canada, 4.65%, 01/27/26	30	32,366
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	80	85,484
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/19/22)	70	70,561
4.40%, 07/13/27 (Call 04/14/27)	40	40,852
4.50%, 07/17/25 (Call 04/17/25)	60	62,859
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	245,847
2.80%, 03/11/22	100	100,509
State Street Corp.
3.10%, 05/15/23	10	10,158
3.30%, 12/16/24	10	10,275
3.55%, 08/18/25	235	245,622
3.70%, 11/20/23	50	52,142
Sumitomo Mitsui Financial Group Inc.
3.35%, 10/18/27	15	15,408
3.36%, 07/12/27	10	10,300
3.54%, 01/17/28	25	26,048
SVB Financial Group, 3.50%, 01/29/25	65	65,267
Toronto-Dominion Bank (The)
3.50%, 07/19/23	15	15,581
3.63%, 09/15/31 (Call 09/15/26)(a)(b)	46	46,057
Westpac Banking Corp.
2.00%, 08/19/21	60	59,301
2.10%, 05/13/21	195	193,399
2.60%, 11/23/20	85	85,189
2.85%, 05/13/26	65	64,602
3.35%, 03/08/27	75	77,223
3.40%, 01/25/28	75	77,729

		7,155,088

Beverages — 4.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	35	36,158
4.90%, 02/01/46 (Call 08/01/45)	55	57,196
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	10	9,967
3.30%, 02/01/23 (Call 12/01/22)	67	68,183
3.65%, 02/01/26 (Call 11/01/25)	50	51,485
4.63%, 02/01/44	4	3,994
4.90%, 02/01/46 (Call 08/01/45)	35	36,182

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	$25	$24,904
4.00%, 04/13/28 (Call 01/13/28)	30	31,165
4.15%, 01/23/25 (Call 12/23/24)	75	79,114
4.44%, 10/06/48 (Call 04/06/48)	5	4,870
4.60%, 04/15/48 (Call 10/15/47)	10	9,951
4.75%, 01/23/29 (Call 10/23/28)	75	81,612
4.75%, 04/15/58 (Call 10/15/57)	20	19,845
4.95%, 01/15/42	10	10,470
5.45%, 01/23/39 (Call 07/23/38)(a)	5	5,580
5.55%, 01/23/49 (Call 07/23/48)	30	34,062
8.00%, 11/15/39	5	7,109
Coca-Cola Co. (The), 2.90%, 05/25/27(a)	5	5,063
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	10	9,927
5.25%, 11/15/48 (Call 05/15/48)	4	4,401
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	245	246,171
4.83%, 07/15/20	100	102,533
Diageo Investment Corp., 2.88%, 05/11/22	155	156,888
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	5	4,742
4.50%, 11/15/45 (Call 08/15/45)	10	9,572
5.09%, 05/25/48 (Call 11/25/47)(a)(d)	5	5,328
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	10	9,703
4.20%, 07/15/46 (Call 01/15/46)	25	22,841
5.00%, 05/01/42	10	10,143
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	40	39,004
2.75%, 04/30/25 (Call 01/30/25)	35	35,406
2.85%, 02/24/26 (Call 11/24/25)	40	40,299
3.00%, 10/15/27 (Call 07/15/27)	10	10,137
3.45%, 10/06/46 (Call 04/06/46)	35	34,433
3.60%, 03/01/24 (Call 12/01/23)	175	183,785
4.00%, 05/02/47 (Call 11/02/46)	15	16,001
4.45%, 04/14/46 (Call 10/14/45)	25	28,497

		1,546,721

Biotechnology — 0.9%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	5	5,030
4.56%, 06/15/48 (Call 12/15/47)	9	9,224
4.66%, 06/15/51 (Call 12/15/50)	45	46,522
4.95%, 10/01/41	10	10,754
5.15%, 11/15/41 (Call 05/15/41)	10	11,020
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	20	22,253
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	10	10,575
4.55%, 02/20/48 (Call 08/20/47)	15	16,386
5.00%, 08/15/45 (Call 02/15/45)	20	23,088
5.25%, 08/15/43	5	5,825
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	10	9,923
3.50%, 02/01/25 (Call 11/01/24)	5	5,147
3.65%, 03/01/26 (Call 12/01/25)	10	10,363
3.70%, 04/01/24 (Call 01/01/24)	50	52,149
4.15%, 03/01/47 (Call 09/01/46)	35	34,671
4.50%, 02/01/45 (Call 08/01/44)	20	20,771
4.75%, 03/01/46 (Call 09/01/45)	10	10,780
5.65%, 12/01/41 (Call 06/01/41)	15	17,901

		322,382

Security	Par (000)	Value

Building Materials — 1.0%
CRH America Inc., 5.75%, 01/15/21	$150	$156,046
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	117	120,407
4.50%, 02/15/47 (Call 08/15/46)	10	9,928
4.95%, 07/02/64 (Call 01/02/64)(e)	8	7,654
Lafarge SA, 7.13%, 07/15/36	5	6,169
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	5	4,540
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	15	14,522
4.30%, 07/15/47 (Call 01/15/47)	15	12,660
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	9	8,525

		340,451

Chemicals — 0.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	10	10,448
Dow Chemical Co. (The), 4.80%, 05/15/49 (Call 11/15/48)(d)	35	35,114
DowDuPont Inc.
5.32%, 11/15/38 (Call 05/15/38)	30	33,784
5.42%, 11/15/48 (Call 05/15/48)	15	16,982
Eastman Chemical Co., 4.80%, 09/01/42 (Call 03/01/42)	5	4,968
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	15	14,730
4.45%, 09/26/28 (Call 06/26/28)	5	5,350
5.00%, 09/26/48 (Call 03/26/48)	5	5,338
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)(a)	15	14,934
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	10	9,295
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	25	25,243
5.45%, 11/15/33 (Call 05/15/33)	20	22,088
5.63%, 11/15/43 (Call 05/15/43)	5	5,202
Nutrien Ltd.
4.90%, 06/01/43 (Call 12/01/42)	9	9,250
5.25%, 01/15/45 (Call 07/15/44)	10	10,774
RPM International Inc., 5.25%, 06/01/45 (Call 12/01/44)	5	5,121
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	20	19,828
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)(a)	10	8,915

		257,364

Commercial Services — 2.7%
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	100	99,544
2.70%, 11/01/26 (Call 08/01/26)	78	76,983
3.25%, 01/14/23 (Call 11/19/22)	75	76,621
3.25%, 12/01/27 (Call 09/01/27)	15	15,288
4.35%, 12/08/21	165	172,420
5.50%, 12/08/41(a)	20	24,961
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	75	75,982
3.50%, 03/16/23 (Call 02/16/23)	275	281,570
4.00%, 03/18/29 (Call 12/18/28)	100	103,362
S&P Global Inc., 6.55%, 11/15/37	5	6,686

		933,417

Computers — 3.4%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	5	4,871
2.90%, 09/12/27 (Call 06/12/27)	10	9,985
3.00%, 06/20/27 (Call 03/20/27)	15	15,080

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.20%, 05/11/27 (Call 02/11/27)	$10	$10,177
3.25%, 02/23/26 (Call 11/23/25)	25	25,615
3.35%, 02/09/27 (Call 11/09/26)	30	30,859
3.45%, 02/09/45	30	28,594
3.75%, 09/12/47 (Call 03/12/47)	5	4,974
3.85%, 05/04/43	15	15,226
3.85%, 08/04/46 (Call 02/04/46)	5	5,034
4.38%, 05/13/45	10	10,903
4.45%, 05/06/44	5	5,488
4.50%, 02/23/36 (Call 08/23/35)	20	22,442
4.65%, 02/23/46 (Call 08/23/45)	30	34,032
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(d)	25	26,556
6.02%, 06/15/26 (Call 03/15/26)(d)	65	70,220
8.10%, 07/15/36 (Call 01/15/36)(d)	5	5,991
8.35%, 07/15/46 (Call 01/15/46)(d)	5	6,100
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	100	101,157
4.40%, 10/15/22 (Call 08/15/22)	50	52,458
6.20%, 10/15/35 (Call 04/15/35)	5	5,449
6.35%, 10/15/45 (Call 04/15/45)	20	21,231
HP Inc.
4.05%, 09/15/22	165	171,362
4.65%, 12/09/21	25	26,172
6.00%, 09/15/41	5	5,342
International Business Machines Corp.
2.88%, 11/09/22	75	75,535
2.90%, 11/01/21	20	20,178
3.38%, 08/01/23	50	51,303
3.50%, 05/15/29	100	101,862
3.63%, 02/12/24	100	103,438
4.00%, 06/20/42	10	9,895
5.60%, 11/30/39	5	6,059
5.88%, 11/29/32	5	6,222
7.00%, 10/30/25	25	30,818
Seagate HDD Cayman
4.75%, 01/01/25(a)	5	4,938
4.88%, 06/01/27 (Call 03/01/27)	5	4,764
5.75%, 12/01/34 (Call 06/01/34)	10	9,260

		1,139,590

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co., 3.70%, 08/01/47 (Call 02/01/47)(a)	15	15,706
Estee Lauder Companies Inc. (The), 4.38%, 06/15/45 (Call 12/15/44)	15	16,804
Procter & Gamble Co. (The)
2.45%, 11/03/26	30	29,651
2.85%, 08/11/27	35	35,648
3.50%, 10/25/47	20	20,660

		118,469

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	5	4,821
4.20%, 05/15/47 (Call 11/15/46)	5	5,215
4.60%, 06/15/45 (Call 12/15/44)	5	5,470

		15,506

Security	Par (000)	Value

Diversified Financial Services — 2.5%
American Express Co.
2.65%, 12/02/22	$70	$70,057
3.00%, 10/30/24 (Call 09/29/24)	20	20,112
3.40%, 02/27/23 (Call 01/27/23)	40	40,951
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	100	102,717
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	25	25,854
4.70%, 09/20/47 (Call 03/20/47)	10	10,187
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)(a)	35	35,000
3.80%, 01/31/28 (Call 12/31/27)	15	15,006
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	5	6,247
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	20	27,382
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	45	45,645
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	197,954
4.42%, 11/15/35	50	47,418
Invesco Finance PLC, 5.38%, 11/30/43	5	5,520
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	45	48,032
Jefferies Group LLC, 6.25%, 01/15/36(a)	15	16,082
Legg Mason Inc., 5.63%, 01/15/44	5	5,288
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	10	10,920
5.25%, 04/20/46 (Call 04/20/26)(a)(b)	15	15,285
Raymond James Financial Inc., 4.95%, 07/15/46	10	10,994
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	20	19,331
4.50%, 07/23/25 (Call 04/24/25)	5	5,132
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	20	22,079
4.30%, 12/14/45 (Call 06/14/45)	35	39,632
Western Union Co. (The), 6.20%, 11/17/36	10	10,627

		853,452

Electric — 7.9%
Alabama Power Co.
4.15%, 08/15/44 (Call 02/15/44)	5	5,288
6.00%, 03/01/39	5	6,535
Ameren Illinois Co., 4.15%, 03/15/46 (Call 09/15/45)	5	5,412
Appalachian Power Co., 7.00%, 04/01/38	5	6,800
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	10	10,817
4.50%, 04/01/42 (Call 10/01/41)	15	16,218
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	90	90,276
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	100	95,953
3.35%, 07/01/23 (Call 04/01/23)	80	82,319
6.35%, 10/01/36	5	6,645
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	5	5,458
5.15%, 11/15/43 (Call 05/15/43)	25	29,544
5.95%, 05/15/37	10	12,746
6.13%, 04/01/36	10	12,917
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	25	24,530
3.65%, 06/15/46 (Call 12/15/45)	5	4,934
5.90%, 03/15/36	15	19,205

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	$100	$100,107
4.00%, 04/01/48 (Call 10/01/47)	5	5,341
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	30	32,696
Series 05-A, 5.30%, 03/01/35	5	5,839
Series 08-B, 6.75%, 04/01/38(a)	30	41,537
Series 09-C, 5.50%, 12/01/39	5	6,113
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	50	53,767
Dominion Energy Inc.
7.00%, 06/15/38	25	32,974
Series B, 5.95%, 06/15/35	30	36,055
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	10	12,191
6.05%, 01/15/38	15	18,978
DTE Electric Co., Series A, 4.00%, 04/01/43 (Call 10/01/42)	5	5,240
DTE Energy Co., 6.38%, 04/15/33	5	6,346
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	10	10,024
4.25%, 12/15/41 (Call 06/15/41)	4	4,315
6.00%, 01/15/38	15	19,510
6.10%, 06/01/37(a)	15	19,506
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	25	23,436
4.80%, 12/15/45 (Call 06/15/45)	20	22,009
Duke Energy Florida LLC
5.65%, 04/01/40	5	6,325
6.40%, 06/15/38(a)	5	6,846
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 12/15/45)	5	4,974
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	5	5,258
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	9,974
Entergy Louisiana LLC, 4.20%, 04/01/50 (Call 10/01/49)	30	32,137
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	40	40,620
3.95%, 06/15/25 (Call 03/15/25)	25	26,234
5.63%, 06/15/35	15	17,678
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	50,679
5.60%, 06/15/42 (Call 12/15/41)	25	27,169
6.25%, 10/01/39	5	5,818
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	14	15,266
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	150	154,050
3.25%, 06/01/24 (Call 12/01/23)	80	82,921
3.70%, 12/01/47 (Call 06/01/47)	5	5,093
4.05%, 06/01/42 (Call 12/01/41)	5	5,303
4.13%, 02/01/42 (Call 08/01/41)	9	9,695
5.69%, 03/01/40	10	12,805
5.95%, 02/01/38	41	54,347
5.96%, 04/01/39	5	6,518
Georgia Power Co.
4.30%, 03/15/42	5	5,180
4.30%, 03/15/43	5	5,123
Iberdrola International BV, 6.75%, 07/15/36	5	6,435
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	22,048

Security	Par (000)	Value

Electric (continued)
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	$5	$5,567
4.80%, 09/15/43 (Call 03/15/43)	5	5,795
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	15	14,907
National Grid USA, 5.80%, 04/01/35	10	11,742
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	60	61,576
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(a)	5	4,825
6.25%, 06/01/36	5	6,630
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	165	168,151
4.40%, 03/01/44 (Call 09/01/43)	5	5,506
PacifiCorp, 5.75%, 04/01/37	5	6,264
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	15	15,376
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	5	4,834
4.70%, 06/01/43 (Call 12/01/42)	5	5,319
5.00%, 03/15/44 (Call 09/15/43)	5	5,553
PPL Electric Utilities Corp., 6.25%, 05/15/39	5	6,752
Progress Energy Inc.
6.00%, 12/01/39	20	24,796
7.75%, 03/01/31	15	20,695
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	5	4,983
4.30%, 03/15/44 (Call 09/15/43)	5	5,519
Public Service Electric & Gas Co., 3.80%, 03/01/46 (Call 09/01/45)	15	15,364
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	50	49,255
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	72	68,601
4.50%, 08/15/40	15	15,824
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	5	5,121
3.75%, 11/15/25 (Call 08/15/25)	35	35,530
4.00%, 02/01/48 (Call 08/01/47)	15	14,084
6.00%, 10/15/39	15	18,027
Southern California Edison Co.
4.50%, 09/01/40 (Call 03/01/40)	5	5,050
4.65%, 10/01/43 (Call 04/01/43)	15	15,677
6.00%, 01/15/34	15	17,745
6.05%, 03/15/39	15	17,826
6.65%, 04/01/29	20	22,600
Series 08-A, 5.95%, 02/01/38	5	5,852
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	25	25,015
4.40%, 07/01/46 (Call 01/01/46)	15	15,383
Southern Power Co., 5.15%, 09/15/41	5	5,328
Southwestern Electric Power Co.
6.20%, 03/15/40	20	25,191
Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	14,441
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	9,625
Southwestern Public Service Co., 3.40%, 08/15/46 (Call 02/15/46)	50	47,004
Tampa Electric Co., 4.10%, 06/15/42 (Call 12/15/41)	5	5,049
UIL Holdings Corp., 4.63%, 10/01/20	150	153,387
Union Electric Co., 3.65%, 04/15/45 (Call 10/15/44)	25	24,782
Virginia Electric & Power Co., 8.88%, 11/15/38	5	8,077
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	11,610

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	$55	$56,056
3.35%, 12/01/26 (Call 06/01/26)	95	96,748
6.50%, 07/01/36	4	5,164

		2,704,283

Electronics — 1.5%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	$55	$55,700
3.88%, 07/15/23 (Call 04/15/23)	145	150,017
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	15	15,523
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	70	68,800
3.81%, 11/21/47 (Call 05/21/47)	25	25,927
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	5	5,281
4.60%, 04/06/27 (Call 01/06/27)	25	26,333
Legrand France SA, 8.50%, 02/15/25	5	6,296
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	15	15,478
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	50	51,378
4.75%, 12/01/24 (Call 09/01/24)	10	10,426
4.90%, 06/15/28 (Call 03/15/28)	10	10,335
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	15	14,807
3.70%, 02/15/26 (Call 11/15/25)	50	51,197

		507,498

Engineering & Construction — 0.1%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	5	5,058
4.25%, 09/15/28 (Call 06/15/28)(a)	15	15,041

		20,099

Food — 2.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	10	12,241
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	60	59,987
3.80%, 08/02/42	10	8,267
4.15%, 03/15/28 (Call 12/15/27)(a)	15	15,184
4.80%, 03/15/48 (Call 09/15/47)(a)	10	9,607
Conagra Brands Inc., 5.40%, 11/01/48 (Call 05/01/48)	10	10,483
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	25	24,774
3.65%, 02/15/24 (Call 11/15/23)	5	5,164
4.00%, 04/17/25 (Call 02/17/25)	75	78,725
4.15%, 02/15/43 (Call 08/15/42)	5	4,747
4.20%, 04/17/28 (Call 01/17/28)	25	26,270
4.70%, 04/17/48 (Call 10/17/47)(a)	15	15,388
JM Smucker Co. (The)
4.25%, 03/15/35	10	10,014
4.38%, 03/15/45	5	4,941
Kellogg Co.
2.65%, 12/01/23	45	44,952
3.13%, 05/17/22(a)	50	50,632
3.25%, 04/01/26	64	64,061
3.40%, 11/15/27 (Call 08/15/27)	25	24,925
4.00%, 12/15/20	80	81,759
4.30%, 05/15/28 (Call 02/15/28)	30	31,844
4.50%, 04/01/46	5	4,940
Series B, 7.45%, 04/01/31	5	6,594

Security	Par (000)	Value

Food (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$10	$11,203
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	20	17,590
5.00%, 07/15/35 (Call 01/15/35)	5	4,966
5.00%, 06/04/42	10	9,606
5.20%, 07/15/45 (Call 01/15/45)	25	24,352
6.50%, 02/09/40	5	5,529
6.88%, 01/26/39	5	5,756
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	5	4,303
4.45%, 02/01/47 (Call 08/01/46)(a)	15	14,067
4.65%, 01/15/48 (Call 07/15/47)	10	9,608
5.15%, 08/01/43 (Call 02/01/43)	5	5,079
6.90%, 04/15/38	5	6,145
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	5	5,049
4.20%, 08/15/47 (Call 02/15/47)	20	20,209
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	5	4,981
5.15%, 08/15/44 (Call 02/15/44)	5	5,369

		749,311

Forest Products & Paper — 0.3%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	25	26,391
5.50%, 01/17/27	20	21,097
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	15	13,888
4.40%, 08/15/47 (Call 02/15/47)	10	9,402
5.15%, 05/15/46 (Call 11/15/45)	25	25,913

		96,691

Gas — 0.7%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	11,134
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	30	30,417
4.38%, 05/15/47 (Call 11/15/46)	5	5,158
4.80%, 02/15/44 (Call 08/15/43)	15	16,201
5.25%, 02/15/43 (Call 08/15/42)	5	5,799
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	65	65,952
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	80	77,356
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	5	5,397
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	15	14,558
4.40%, 06/01/43 (Call 12/01/42)	10	10,391

		242,363

Health Care – Products — 1.1%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	30	33,793
4.90%, 11/30/46 (Call 05/30/46)	20	23,531
5.30%, 05/27/40	5	5,947
6.00%, 04/01/39	10	12,799
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	70	71,536
3.73%, 12/15/24 (Call 09/15/24)	31	31,926
4.67%, 06/06/47 (Call 12/06/46)(a)	10	10,751
4.69%, 12/15/44 (Call 06/15/44)	5	5,348
5.00%, 11/12/40	5	5,387

6

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	$55	$58,269
Koninklijke Philips NV, 5.00%, 03/15/42	5	5,717
Medtronic Inc.
4.38%, 03/15/35	55	60,932
4.63%, 03/15/45	5	5,776
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	$5	$5,055
4.38%, 05/15/44 (Call 12/15/43)	5	5,311
4.63%, 03/15/46 (Call 09/15/45)	5	5,516
Thermo Fisher Scientific Inc., 4.10%, 08/15/47 (Call 02/15/47)	5	5,099
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	5	5,036

		357,729

Health Care – Services — 1.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	8,659
4.13%, 11/15/42 (Call 05/15/42)	5	4,518
4.50%, 05/15/42 (Call 11/15/41)	10	9,544
6.63%, 06/15/36	10	12,070
6.75%, 12/15/37	5	6,091
Anthem Inc. 4.55%, 03/01/48 (Call 09/01/47)	15	15,368
4.63%, 05/15/42	35	36,009
4.65%, 01/15/43	15	15,520
4.65%, 08/15/44 (Call 02/15/44)	5	5,161
Cigna Holding Co., 3.88%, 10/15/47 (Call 04/15/47)	20	17,573
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	5	5,184
5.25%, 06/15/26 (Call 12/15/25)	35	37,727
5.50%, 06/15/47 (Call 12/15/46)	20	21,109
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	5	5,020
4.95%, 10/01/44 (Call 04/01/44)	10	10,417
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	5	5,075
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	35	35,227
4.70%, 03/30/45 (Call 09/30/44)	10	10,250
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	5	5,253
4.25%, 04/15/47 (Call 10/15/46)	5	5,292
4.25%, 06/15/48 (Call 12/15/47)	5	5,324
4.45%, 12/15/48 (Call 06/15/48)	25	27,523
4.75%, 07/15/45	30	33,990
5.70%, 10/15/40 (Call 04/15/40)	25	31,106
6.50%, 06/15/37	5	6,704
6.63%, 11/15/37	5	6,801

		382,515

Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	10	9,350

Household Products & Wares — 0.8%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	165	167,173
3.10%, 10/01/27 (Call 07/01/27)	5	5,018
3.90%, 05/15/28 (Call 02/15/28)	10	10,621
Kimberly-Clark Corp. 3.05%, 08/15/25	50	51,216
3.20%, 07/30/46 (Call 01/30/46)	10	9,293

Security	Par (000)	Value

Household Products & Wares (continued)
5.30%, 03/01/41	$10	$12,422

		255,743

Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	$10	$9,667
5.50%, 04/01/46 (Call 10/01/45)	10	9,497

		19,164

Insurance — 2.2%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	5	5,326
5.35%, 06/01/33(a)	10	12,126
5.55%, 05/09/35	5	6,108
6.50%, 05/15/67 (Call 05/15/37)(b)	5	5,579
American International Group Inc. 3.88%, 01/15/35 (Call 07/15/34)(a)	5	4,807
4.38%, 01/15/55 (Call 07/15/54)	15	14,359
4.50%, 07/16/44 (Call 01/16/44)	25	25,197
4.75%, 04/01/48 (Call 10/01/47)	5	5,216
8.18%, 05/15/68 (Call 05/15/38)(a)(b)	5	6,200
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	10	10,472
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	5	5,794
AXA Equitable Holdings Inc., 7.00%, 04/01/28	35	41,431
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48 (Call 02/15/48)	50	53,389
4.30%, 05/15/43	5	5,417
5.75%, 01/15/40	60	76,622
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	5	5,572
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	15	11,920
Hartford Financial Services Group Inc. (The), 6.10%, 10/01/41	5	6,313
Lincoln National Corp.
6.15%, 04/07/36	5	6,090
7.00%, 06/15/40	10	13,519
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	5	5,100
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)	25	25,037
Marsh & McLennan Companies Inc. 3.50%, 03/10/25 (Call 12/10/24)	10	10,274
3.75%, 03/14/26 (Call 12/14/25)	15	15,604
3.88%, 03/15/24 (Call 02/15/24)	50	52,392
4.20%, 03/01/48 (Call 09/01/47)	5	5,058
4.35%, 01/30/47 (Call 07/30/46)	35	36,480
4.90%, 03/15/49 (Call 09/15/48)	5	5,644
MetLife Inc. 4.13%, 08/13/42(a)	10	10,392
4.60%, 05/13/46 (Call 12/13/45)	25	27,950
4.88%, 11/13/43	10	11,491
6.40%, 12/15/36 (Call 12/15/31)	10	11,047
Principal Financial Group Inc., 6.05%, 10/15/36	10	12,465
Progressive Corp. (The), 4.20%, 03/15/48 (Call 09/15/47)	15	16,093
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	5	4,989
3.94%, 12/07/49 (Call 06/07/49)	15	15,109
4.50%, 09/15/47 (Call 09/15/27)(b)	5	4,857
4.60%, 05/15/44	25	27,668
5.20%, 03/15/44 (Call 03/15/24)(b)	5	5,078
5.38%, 05/15/45 (Call 05/15/25)(b)	35	35,842
5.70%, 12/14/36	5	6,176
Travelers Companies Inc. (The) 3.75%, 05/15/46 (Call 11/15/45)	5	5,029

7

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$25	$26,295
4.05%, 03/07/48 (Call 09/07/47)	5	5,307
5.35%, 11/01/40	5	6,249
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	13,258
XLIT Ltd., 4.45%, 03/31/25	26	27,534

		749,875

Internet — 0.2%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)	30	32,540
4.25%, 08/22/57 (Call 02/22/57)	10	10,977
4.80%, 12/05/34 (Call 06/05/34)	5	5,912
4.95%, 12/05/44 (Call 06/05/44)(a)	10	12,191
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	4,453
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	10	9,985

		76,058

Iron & Steel — 0.1%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	10	11,643
6.40%, 12/01/37	5	6,479

		18,122

Leisure Time — 0.0%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	5	6,157

Lodging — 0.8%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	60	59,196
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	200	209,326

		268,522

Machinery — 2.4%
ABB Finance USA Inc., 4.38%, 05/08/42	20	22,285
Caterpillar Financial Services Corp.
2.95%, 02/26/22	25	25,314
3.25%, 12/01/24	70	71,897
3.75%, 11/24/23	40	41,909
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	90	92,890
3.80%, 08/15/42	5	5,201
CNH Industrial Capital LLC, 4.38%, 04/05/22	35	36,169
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	20	19,695
4.50%, 08/15/23	75	77,273
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	300	313,518
4.88%, 10/01/43 (Call 04/01/43)	10	11,426
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	5	5,301
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(a)	25	24,979
4.88%, 10/01/21	79	82,827

		830,684

Manufacturing — 2.5%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	235	231,482
2.00%, 06/26/22	120	119,042
2.25%, 09/19/26 (Call 06/19/26)(a)	80	76,785
2.75%, 03/01/22 (Call 02/01/22)	50	50,441
2.88%, 10/15/27 (Call 07/15/27)	5	4,969
3.00%, 08/07/25	15	15,288
3.13%, 09/19/46 (Call 03/19/46)	20	18,147
3.63%, 10/15/47 (Call 04/15/47)	5	4,868
4.00%, 09/14/48 (Call 03/14/48)	10	10,412
General Electric Co.

Security	Par (000)	Value

Manufacturing (continued)
3.38%, 03/11/24(a)	$75	$75,797
3.45%, 05/15/24 (Call 02/13/24)(a)	45	45,441
4.13%, 10/09/42	$15	$13,386
4.50%, 03/11/44	55	51,703
5.88%, 01/14/38	10	10,992
Series A, 6.75%, 03/15/32	10	12,060
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	10	10,295
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/01/24 (Call 08/01/24)	70	72,169
4.65%, 11/01/44 (Call 05/01/44)	15	15,903
Parker-Hannifin Corp. 4.10%, 03/01/47 (Call 09/01/46)	5	5,213
4.20%, 11/21/34 (Call 05/21/34)	10	10,833
4.45%, 11/21/44 (Call 05/21/44)	5	5,444

		860,670

Media — 2.2%
CBS Corp.
4.85%, 07/01/42 (Call 01/01/42)	10	10,072
4.90%, 08/15/44 (Call 02/15/44)	5	5,121
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	5	5,113
5.38%, 05/01/47 (Call 11/01/46)	15	14,957
5.75%, 04/01/48 (Call 10/01/47)	15	15,756
6.38%, 10/23/35 (Call 04/23/35)	20	22,411
6.48%, 10/23/45 (Call 04/23/45)	15	16,880
6.83%, 10/23/55 (Call 04/23/55)	10	11,309
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	10	9,094
3.97%, 11/01/47 (Call 05/01/47)	15	14,910
4.00%, 08/15/47 (Call 02/15/47)	5	4,991
4.00%, 11/01/49 (Call 05/01/49)	10	9,940
4.05%, 11/01/52 (Call 05/01/52)	35	34,930
4.60%, 10/15/38 (Call 04/15/38)	50	54,822
4.60%, 08/15/45 (Call 02/15/45)	45	48,906
4.65%, 07/15/42	5	5,493
4.70%, 10/15/48 (Call 04/15/48)	30	33,364
4.75%, 03/01/44	5	5,527
4.95%, 10/15/58 (Call 04/15/58)	15	17,185
6.45%, 03/15/37	5	6,522
6.95%, 08/15/37	10	13,698
Discovery Communications LLC 3.95%, 03/20/28 (Call 12/20/27)	15	15,045
4.88%, 04/01/43	15	14,342
4.95%, 05/15/42	4	3,882
5.00%, 09/20/37 (Call 03/20/37)	5	4,976
5.20%, 09/20/47 (Call 03/20/47)(a)	10	10,019
6.35%, 06/01/40	5	5,643
Grupo Televisa SAB, 6.63%, 01/15/40	5	5,911
NBCUniversal Media LLC, 5.95%, 04/01/41	5	6,243
Thomson Reuters Corp. 5.65%, 11/23/43 (Call 05/23/43)	5	5,713
5.85%, 04/15/40	10	11,462
Time Warner Cable LLC 4.50%, 09/15/42 (Call 03/15/42)	5	4,424
5.50%, 09/01/41 (Call 03/01/41)	10	9,980
5.88%, 11/15/40 (Call 05/15/40)	5	5,160
6.55%, 05/01/37	10	11,038
6.75%, 06/15/39	25	27,932
7.30%, 07/01/38	10	11,678
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	5	6,498

8

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	$15	$15,257
4.13%, 06/01/44(a)	5	5,453
Series E, 4.13%, 12/01/41	5	5,350
Viacom Inc.
4.38%, 03/15/43	10	9,328
5.85%, 09/01/43 (Call 03/01/43)	20	22,382
6.88%, 04/30/36	5	6,021
Walt Disney Co. (The)
5.40%, 10/01/43(d)	25	31,428
6.40%, 12/15/35(d)	5	6,731
6.65%, 11/15/37(d)	5	6,961
Warner Media LLC
2.95%, 07/15/26 (Call 04/15/26)	5	4,829
3.60%, 07/15/25 (Call 04/15/25)	20	20,414
3.80%, 02/15/27 (Call 11/15/26)	25	25,425
3.88%, 01/15/26 (Call 10/15/25)	5	5,129
4.65%, 06/01/44 (Call 12/01/43)	5	4,954
5.35%, 12/15/43	5	5,398
5.38%, 10/15/41	10	10,833
6.25%, 03/29/41	25	29,829

		736,669

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)(a)	5	5,199
4.38%, 06/15/45 (Call 12/15/44)	5	5,549
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	5	4,875

		15,623

Mining — 0.6%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	10	9,473
5.95%, 03/15/24 (Call 12/15/23)	30	31,831
Newmont Goldcorp Corp.
5.45%, 06/09/44 (Call 12/09/43)(d)	5	5,546
6.25%, 10/01/39	30	36,137
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	12,003
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)(a)	20	21,277
4.75%, 03/22/42 (Call 09/22/41)	10	11,456
Teck Resources Ltd., 5.40%, 02/01/43 (Call 08/01/42)	25	24,601
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)	50	49,775
4.95%, 07/15/24 (Call 04/15/24)	15	15,681

		217,780

Oil & Gas — 3.0%
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	10	9,948
6.45%, 09/15/36	5	6,015
6.60%, 03/15/46 (Call 09/15/45)	5	6,377
7.95%, 06/15/39	10	14,163
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	30	28,575
5.10%, 09/01/40 (Call 03/01/40)	5	4,947
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	5	5,203
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	5	5,351
6.25%, 03/15/38	15	18,221

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.80%, 09/15/23 (Call 06/15/23)	$40	$40,762
4.45%, 09/15/42 (Call 03/15/42)	5	4,423
5.40%, 06/15/47 (Call 12/15/46)	20	19,893
6.75%, 11/15/39	8	8,944
Conoco Funding Co., 7.25%, 10/15/31	35	47,663
ConocoPhillips, 6.50%, 02/01/39	25	34,154
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	40	43,159
4.95%, 03/15/26 (Call 12/15/25)	15	16,830
ConocoPhillips Holding Co., 6.95%, 04/15/29	15	19,505
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	5	5,444
5.60%, 07/15/41 (Call 01/15/41)	20	22,904
5.85%, 12/15/25 (Call 09/15/25)	35	40,459
Devon Financing Co. LLC, 7.88%, 09/30/31	5	6,807
Encana Corp.
6.50%, 08/15/34	5	6,093
6.50%, 02/01/38(a)	15	17,693
7.38%, 11/01/31	5	6,356
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	20	19,062
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	10	10,104
4.11%, 03/01/46 (Call 09/01/45)(a)	25	27,547
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	5	4,995
4.30%, 04/01/27 (Call 01/01/27)	55	55,001
5.60%, 02/15/41	5	5,050
7.13%, 03/15/33	5	5,969
7.30%, 08/15/31	20	23,971
Husky Energy Inc., 6.80%, 09/15/37	5	6,193
Kerr-McGee Corp., 7.88%, 09/15/31	5	6,714
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	5	5,062
4.40%, 07/15/27 (Call 04/15/27)	5	5,185
5.20%, 06/01/45 (Call 12/01/44)(a)	15	16,089
6.80%, 03/15/32	5	6,143
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	20	24,383
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	20	20,007
3.90%, 11/15/24 (Call 08/15/24)	5	5,132
5.05%, 11/15/44 (Call 05/15/44)	10	10,368
5.25%, 11/15/43 (Call 05/15/43)	15	15,748
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	5	4,804
4.40%, 04/15/46 (Call 10/15/45)	15	14,810
Petro-Canada, 6.80%, 05/15/38	20	26,399
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	20	21,447
4.88%, 11/15/44 (Call 05/15/44)	19	20,537
5.88%, 05/01/42	5	5,982
Suncor Energy Inc., 6.50%, 06/15/38	5	6,447
Total Capital Canada Ltd., 2.75%, 07/15/23	75	75,536
Total Capital International SA
3.70%, 01/15/24	65	67,852
3.75%, 04/10/24	15	15,781
Valero Energy Corp.
4.90%, 03/15/45(a)	10	10,430
6.63%, 06/15/37	10	12,140
7.50%, 04/15/32	10	13,084

		1,007,861

9

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 1.7%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	$125	$126,409
5.13%, 09/15/40(a)	25	27,105
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	300	301,278
4.08%, 12/15/47 (Call 06/15/47)	10	9,247
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	5	5,090
4.85%, 11/15/35 (Call 05/15/35)	15	15,726
5.00%, 11/15/45 (Call 05/15/45)	25	26,112
6.70%, 09/15/38	5	6,218
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	40	39,386
3.95%, 12/01/42 (Call 06/01/42)	15	12,660

		569,231

Packaging & Containers — 0.0%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	5	5,749

Pharmaceuticals — 4.4%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	5	4,888
4.40%, 11/06/42	20	18,962
4.45%, 05/14/46 (Call 11/14/45)	20	18,927
4.50%, 05/14/35 (Call 11/14/34)	15	14,970
4.70%, 05/14/45 (Call 11/14/44)	55	53,915
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	9,518
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	15	14,600
4.75%, 03/15/45 (Call 09/15/44)	5	4,854
4.85%, 06/15/44 (Call 12/15/43)	9	8,802
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	5	4,617
4.30%, 12/15/47 (Call 06/15/47)	10	9,276
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	30	29,877
3.38%, 11/16/25	35	35,788
4.00%, 01/17/29 (Call 10/17/28)	10	10,582
4.00%, 09/18/42	5	4,962
4.38%, 11/16/45	5	5,241
4.38%, 08/17/48 (Call 02/17/48)(a)	9	9,449
6.45%, 09/15/37	25	32,224
Bristol-Myers Squibb Co. 3.25%, 08/01/42	10	8,997
4.25%, 10/26/49 (Call 04/26/49)(d)	35	36,856
4.50%, 03/01/44 (Call 09/01/43)(a)	5	5,442
Cardinal Health Inc. 3.08%, 06/15/24 (Call 04/15/24)	50	49,758
3.20%, 03/15/23	50	50,260
3.41%, 06/15/27 (Call 03/15/27)	40	38,700
3.50%, 11/15/24 (Call 08/15/24)(a)	100	101,887
4.50%, 11/15/44 (Call 05/15/44)	5	4,558
4.63%, 12/15/20	50	51,374
4.90%, 09/15/45 (Call 03/15/45)	5	4,754
Cigna Corp.
4.38%, 10/15/28 (Call 07/16/28)(d)	60	62,851
4.90%, 12/15/48 (Call 06/15/48)(d)	25	25,529
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	100	102,860
4.78%, 03/25/38 (Call 09/25/37)	25	24,943

Security	Par (000)	Value

Pharmaceuticals (continued)
4.88%, 07/20/35 (Call 01/20/35)	$20	$20,429
5.05%, 03/25/48 (Call 09/25/47)	40	40,665
5.13%, 07/20/45 (Call 01/20/45)	15	15,347
5.30%, 12/05/43 (Call 06/05/43)	10	10,408
6.13%, 09/15/39	5	5,705
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	5	5,052
3.95%, 05/15/47 (Call 11/15/46)(a)	5	5,259
5.55%, 03/15/37(a)	25	30,933
Express Scripts Holding Co., 6.13%, 11/15/41	20	23,739
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	10	10,824
5.38%, 04/15/34	15	18,352
6.38%, 05/15/38	10	13,419
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	5	5,020
3.63%, 03/03/37 (Call 09/03/36)	10	10,365
3.70%, 03/01/46 (Call 09/01/45)(a)	20	20,709
3.75%, 03/03/47 (Call 09/03/46)	10	10,443
4.50%, 09/01/40	5	5,707
4.50%, 12/05/43 (Call 06/05/43)	5	5,771
5.85%, 07/15/38	5	6,618
5.95%, 08/15/37	10	13,221
McKesson Corp., 6.00%, 03/01/41 (Call 09/01/40)	5	5,815
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	20	20,054
3.70%, 02/10/45 (Call 08/10/44)	30	30,496
4.15%, 05/18/43	15	16,285
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	10	9,387
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	5	4,543
Pfizer Inc.
4.13%, 12/15/46	15	16,122
4.40%, 05/15/44	5	5,522
7.20%, 03/15/39	10	14,834
Wyeth LLC, 5.95%, 04/01/37	5	6,450
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	10	9,810
3.25%, 02/01/23 (Call 11/01/22)	60	60,920
3.90%, 08/20/28 (Call 05/20/28)	5	5,246
3.95%, 09/12/47 (Call 03/12/47)	24	23,755
4.50%, 11/13/25 (Call 08/13/25)	100	108,094
4.70%, 02/01/43 (Call 08/01/42)	5	5,532

		1,481,072

Pipelines — 2.7%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)(a)	30	30,079
5.95%, 06/01/26 (Call 03/01/26)	15	16,465
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	65	69,387
5.80%, 06/01/45 (Call 12/01/44)	20	22,990
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	10	9,871
5.00%, 05/15/44 (Call 11/15/43)	10	9,120
Enbridge Energy Partners LP, 5.50%, 09/15/40 (Call 03/15/40)	5	5,752

10

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	$25	$26,542
4.90%, 05/15/46 (Call 11/15/45)	10	10,749
4.95%, 10/15/54 (Call 04/15/54)	5	5,383
5.10%, 02/15/45 (Call 08/15/44)	15	16,494
5.95%, 02/01/41	5	5,929
6.45%, 09/01/40	5	6,205
Series D, 6.88%, 03/01/33	5	6,399
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	15	13,804
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	5	5,044
5.00%, 03/01/43 (Call 09/01/42)	5	5,052
5.40%, 09/01/44 (Call 03/01/44)	15	15,973
6.38%, 03/01/41	35	40,771
6.95%, 01/15/38	10	12,315
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	35	35,630
5.55%, 06/01/45 (Call 12/01/44)	10	10,835
7.75%, 01/15/32	5	6,631
7.80%, 08/01/31	5	6,477
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	4	3,935
4.25%, 09/15/46 (Call 03/15/46)	5	4,976
5.15%, 10/15/43 (Call 04/15/43)	5	5,519
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	10,286
4.13%, 03/01/27 (Call 12/01/26)	25	25,352
4.50%, 04/15/38 (Call 10/15/37)	5	4,795
4.88%, 12/01/24 (Call 09/01/24)	5	5,356
5.20%, 03/01/47 (Call 09/01/46)	20	20,317
5.50%, 02/15/49 (Call 08/15/48)	10	10,640
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	10	10,160
4.55%, 07/15/28 (Call 04/15/28)	10	10,525
4.95%, 07/13/47 (Call 01/06/47)	15	15,020
5.20%, 07/15/48 (Call 01/15/48)	10	10,433
6.00%, 06/15/35	10	10,996
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	20	21,462
6.13%, 02/01/41 (Call 08/01/40)	10	11,246
6.65%, 10/01/36	4	4,684
6.85%, 10/15/37	5	5,972
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 01/01/27)	10	9,936
4.90%, 10/01/46 (Call 04/01/46)	20	20,642
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	5	4,654
4.90%, 02/15/45 (Call 08/15/44)	5	4,802
5.15%, 06/01/42 (Call 12/01/41)	15	14,653
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	25	25,265
5.00%, 03/15/27 (Call 09/15/26)	15	15,983
5.63%, 03/01/25 (Call 12/01/24)	10	10,954
5.88%, 06/30/26 (Call 12/31/25)	5	5,557
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	9,963
4.50%, 03/15/45 (Call 09/15/44)	10	10,286
5.95%, 09/25/43 (Call 03/25/43)	20	24,204

Security	Par (000)	Value

Pipelines (continued)
TransCanada PipeLines Ltd.
6.20%, 10/15/37	$20	$23,912
7.25%, 08/15/38	25	33,141
7.63%, 01/15/39(a)	5	6,866
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	5	5,255
4.50%, 03/15/28 (Call 12/15/27)	5	5,283
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	5	4,626
5.45%, 04/01/44 (Call 10/01/43)	10	9,418
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	50	50,421
4.85%, 03/01/48 (Call 09/01/47)	5	4,998
4.90%, 01/15/45 (Call 07/15/44)	5	4,993
5.10%, 09/15/45 (Call 03/15/45)(a)	9	9,311
5.40%, 03/04/44 (Call 09/04/43)	10	10,638
6.30%, 04/15/40	10	11,674

		923,006

Real Estate — 0.3%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	80	85,943

Real Estate Investment Trusts — 2.6%
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	20	19,425
3.38%, 10/15/26 (Call 07/15/26)	20	19,849
3.55%, 07/15/27 (Call 04/15/27)	15	15,007
3.60%, 01/15/28 (Call 10/15/27)	14	13,929
4.00%, 06/01/25 (Call 03/01/25)	15	15,600
4.40%, 02/15/26 (Call 11/15/25)	10	10,615
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	35	33,699
3.65%, 02/01/26 (Call 11/03/25)	36	36,808
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	20,217
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	10	10,051
4.13%, 06/15/26 (Call 03/15/26)	20	20,488
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	30	31,747
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	10	10,886
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	15	15,164
3.88%, 08/15/24 (Call 05/15/24)	65	67,465
4.00%, 06/01/25 (Call 03/01/25)	10	10,450
4.25%, 11/15/23 (Call 08/15/23)	35	36,808
6.75%, 02/01/41 (Call 08/01/40)	5	6,553
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	40	40,854
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	5	5,229
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	5	4,945
4.45%, 09/01/47 (Call 03/01/47)	10	10,229
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	50	49,444
3.38%, 06/15/23 (Call 03/15/23)	40	40,652
4.13%, 06/15/22 (Call 03/15/22)	50	51,808

11

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	$25	$24,848
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	75	78,985
3.88%, 09/15/28 (Call 06/15/28)	5	5,354
4.25%, 08/15/23 (Call 05/15/23)	80	85,016
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	25	25,204
Simon Property Group LP, 4.25%, 11/30/46 (Call 05/30/46)	5	5,402
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	25	24,332
Ventas Realty LP, 5.70%, 09/30/43 (Call 03/30/43)	5	5,912
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	5	6,335
Weyerhaeuser Co., 7.38%, 03/15/32	26	35,385

		894,695

Retail — 2.1%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	15	15,288
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	55	56,708
5.50%, 03/15/21 (Call 12/15/20)	232	241,477
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	15	15,358
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	5	5,304
4.25%, 04/01/46 (Call 10/01/45)	5	5,364
4.50%, 12/06/48 (Call 06/06/48)	25	28,022
4.88%, 02/15/44 (Call 08/15/43)	5	5,803
5.88%, 12/16/36	45	58,081
5.95%, 04/01/41 (Call 10/01/40)	5	6,524
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	50	51,582
5.55%, 07/17/45 (Call 01/17/45)	5	4,936
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	5	4,486
4.05%, 05/03/47 (Call 11/03/46)	40	37,641
4.65%, 04/15/42 (Call 10/15/41)(a)	10	10,317
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	20	19,591
4.50%, 12/15/34 (Call 06/15/34)	2	1,739
McDonald’s Corp.
4.45%, 09/01/48 (Call 03/01/48)	5	5,244
4.60%, 05/26/45 (Call 11/26/44)	5	5,278
4.70%, 12/09/35 (Call 06/09/35)	5	5,460
4.88%, 07/15/40	5	5,476
4.88%, 12/09/45 (Call 06/09/45)	10	10,996
6.30%, 10/15/37	5	6,325
6.30%, 03/01/38	5	6,340
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	25	22,532
6.95%, 03/15/28	10	11,685
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	10	9,197
4.50%, 11/15/48 (Call 05/15/48)	5	5,196
Target Corp.
3.63%, 04/15/46	10	9,718
4.00%, 07/01/42	20	20,801
Walgreen Co., 4.40%, 09/15/42	10	9,094
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	5	5,014
4.65%, 06/01/46 (Call 12/01/45)	10	9,463
4.80%, 11/18/44 (Call 05/18/44)	5	4,784

		720,824

Security	Par (000)	Value

Semiconductors — 2.1%
Altera Corp., 4.10%, 11/15/23	$5	$5,328
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	40	40,810
4.35%, 04/01/47 (Call 10/01/46)(a)	5	5,348
5.10%, 10/01/35 (Call 04/01/35)	10	11,736
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	5	4,756
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	125	123,464
2.60%, 05/19/26 (Call 02/19/26)	20	19,714
2.88%, 05/11/24 (Call 03/11/24)	50	50,672
3.10%, 07/29/22	30	30,644
3.15%, 05/11/27 (Call 02/11/27)	105	106,987
3.30%, 10/01/21	100	102,169
3.70%, 07/29/25 (Call 04/29/25)	10	10,534
3.73%, 12/08/47 (Call 06/08/47)	5	4,976
4.10%, 05/19/46 (Call 11/19/45)	5	5,233
4.10%, 05/11/47 (Call 11/11/46)	5	5,254
4.80%, 10/01/41(a)	15	17,310
4.90%, 07/29/45 (Call 01/29/45)	10	11,797
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	45	47,063
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	65	65,030
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)(a)	10	10,087
4.80%, 05/20/45 (Call 11/20/44)	5	5,401
Texas Instruments Inc.
2.90%, 11/03/27 (Call 08/03/27)	24	24,200
4.15%, 05/15/48 (Call 11/15/47)	10	10,873

		719,386

Software — 3.8%
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	35	34,754
4.38%, 06/15/25 (Call 03/15/25)	25	26,218
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,055
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	10	10,192
Fidelity National Information Services Inc., Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	5	5,371
Microsoft Corp.
4.25%, 02/06/47 (Call 08/06/46)	55	62,361
2.00%, 08/08/23 (Call 06/08/23)	95	93,742
2.13%, 11/15/22	50	49,787
2.38%, 02/12/22 (Call 01/12/22)	40	40,172
2.40%, 02/06/22 (Call 01/06/22)	85	85,364
2.40%, 08/08/26 (Call 05/08/26)	95	93,421
2.65%, 11/03/22 (Call 09/03/22)	55	55,718
2.70%, 02/12/25 (Call 11/12/24)	45	45,480
2.88%, 02/06/24 (Call 12/06/23)	55	56,181
3.13%, 11/03/25 (Call 08/03/25)	25	25,859
3.30%, 02/06/27 (Call 11/06/26)	140	145,732
3.45%, 08/08/36 (Call 02/08/36)	5	5,121
3.50%, 02/12/35 (Call 08/12/34)	5	5,150
3.63%, 12/15/23 (Call 09/15/23)	35	36,809
3.70%, 08/08/46 (Call 02/08/46)	5	5,190
3.75%, 05/01/43 (Call 11/01/42)	5	5,225
3.75%, 02/12/45 (Call 08/12/44)	10	10,450
4.00%, 02/12/55 (Call 08/12/54)	5	5,400
4.10%, 02/06/37 (Call 08/06/36)	55	60,838
4.20%, 11/03/35 (Call 05/03/35)	5	5,572
4.50%, 10/01/40	5	5,774
4.50%, 02/06/57 (Call 08/06/56)	5	5,853
4.88%, 12/15/43 (Call 06/15/43)	5	6,047

12

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	$60	$58,957
3.85%, 07/15/36 (Call 01/15/36)	35	35,659
3.90%, 05/15/35 (Call 11/15/34)	5	5,165
4.00%, 07/15/46 (Call 01/15/46)	25	25,143
4.00%, 11/15/47 (Call 05/15/47)	5	5,082
4.13%, 05/15/45 (Call 11/15/44)	5	5,133
4.30%, 07/08/34 (Call 01/08/34)	10	10,866
5.38%, 07/15/40	40	48,152
6.13%, 07/08/39	15	19,495
6.50%, 04/15/38	5	6,736
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	40	42,356
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	25	24,703

		1,280,283

Telecommunications — 4.8%
America Movil SAB de CV, 6.38%, 03/01/35	20	25,195
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	5	4,745
4.35%, 06/15/45 (Call 12/15/44)	25	23,761
4.50%, 05/15/35 (Call 11/15/34)	4	4,015
4.50%, 03/09/48 (Call 09/09/47)	25	24,190
4.55%, 03/09/49 (Call 09/09/48)	10	9,710
4.75%, 05/15/46 (Call 11/15/45)	50	49,822
4.80%, 06/15/44 (Call 12/15/43)	20	20,024
4.85%, 03/01/39 (Call 09/01/38)	25	25,670
5.15%, 03/15/42	5	5,268
5.15%, 11/15/46 (Call 05/15/46)	30	31,251
5.15%, 02/15/50 (Call 08/14/49)	5	5,247
5.25%, 03/01/37 (Call 09/01/36)	50	53,667
5.45%, 03/01/47 (Call 09/01/46)(a)	35	38,464
5.55%, 08/15/41	5	5,542
5.65%, 02/15/47 (Call 08/15/46)	5	5,611
5.70%, 03/01/57 (Call 09/01/56)	15	16,762
British Telecommunications PLC, 9.63%, 12/15/30	50	72,664
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	5	4,924
2.95%, 02/28/26(a)	85	85,955
5.50%, 01/15/40	5	6,386
5.90%, 02/15/39	5	6,641
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	15	14,076
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	20	28,086
Juniper Networks Inc., 5.95%, 03/15/41	5	5,279
Motorola Solutions Inc.
4.00%, 09/01/24	5	5,147
4.60%, 02/23/28 (Call 11/23/27)	10	10,316
5.50%, 09/01/44	15	14,969
Orange SA
4.13%, 09/14/21	250	259,367
5.38%, 01/13/42	25	29,209
9.00%, 03/01/31	5	7,403
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	10	10,384
4.50%, 03/15/43 (Call 09/15/42)	10	10,577
5.00%, 03/15/44 (Call 09/15/43)	5	5,615
7.50%, 08/15/38	5	7,013
Telefonica Emisiones SA, 7.05%, 06/20/36	55	68,237
Telefonica Europe BV, 8.25%, 09/15/30	20	27,225
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	15	14,476
Verizon Communications Inc.
4.13%, 03/16/27	10	10,634
4.13%, 08/15/46	5	5,006

Security	Par (000)	Value

Telecommunications (continued)
4.27%, 01/15/36	$55	$56,647
4.40%, 11/01/34 (Call 05/01/34)	5	5,327
4.50%, 08/10/33	10	10,819
4.52%, 09/15/48	25	26,441
4.67%, 03/15/55	14	14,893
4.75%, 11/01/41	35	37,802
4.86%, 08/21/46	15	16,507
5.01%, 04/15/49	45	50,900
5.01%, 08/21/54	50	56,089
5.25%, 03/16/37	5	5,758
5.50%, 03/16/47	5	6,038
6.40%, 09/15/33	45	57,118
Vodafone Group PLC
2.95%, 02/19/23	60	60,225
4.13%, 05/30/25	50	51,880
4.38%, 05/30/28(a)	50	52,107
4.38%, 02/19/43	25	23,387
5.00%, 05/30/38	14	14,396
5.25%, 05/30/48	5	5,220
6.15%, 02/27/37	5	5,748
6.25%, 11/30/32	5	5,933

		1,621,768

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	5	5,003
5.10%, 05/15/44 (Call 11/15/43)	10	10,195
6.35%, 03/15/40	5	5,799

		20,997

Transportation — 1.8%
Canadian National Railway Co.
3.65%, 02/03/48 (Call 08/03/47)	25	25,662
6.20%, 06/01/36	10	13,374
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	5	6,530
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	5	4,834
3.95%, 05/01/50 (Call 11/01/49)	10	9,760
4.25%, 11/01/66 (Call 05/01/66)	5	4,730
4.30%, 03/01/48 (Call 09/01/47)(a)	15	15,784
4.75%, 11/15/48 (Call 05/15/48)	5	5,583
5.50%, 04/15/41 (Call 10/15/40)	5	5,859
6.15%, 05/01/37	5	6,216
6.22%, 04/30/40	10	12,654
FedEx Corp.
3.88%, 08/01/42	5	4,506
4.10%, 04/15/43	5	4,651
4.10%, 02/01/45	10	9,184
4.55%, 04/01/46 (Call 10/01/45)(a)	15	14,688
4.75%, 11/15/45 (Call 05/15/45)	14	14,098
Kansas City Southern
4.70%, 05/01/48 (Call 11/01/47)	15	15,972
4.95%, 08/15/45 (Call 02/15/45)	5	5,564
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	5	5,002
3.95%, 10/01/42 (Call 04/01/42)	10	9,997
4.05%, 08/15/52 (Call 02/15/52)	10	10,041
4.84%, 10/01/41	15	16,762
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	50	50,175
3.45%, 11/15/21 (Call 10/15/21)	200	203,606

13

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	$30	$28,563
4.05%, 11/15/45 (Call 05/15/45)	5	4,985
4.05%, 03/01/46 (Call 09/01/45)	5	5,008
4.10%, 09/15/67 (Call 03/15/67)	5	4,764
4.25%, 04/15/43 (Call 10/15/42)	10	10,290
4.50%, 09/10/48 (Call 03/10/48)	10	10,870
United Parcel Service Inc.
3.63%, 10/01/42(a)	30	28,734
4.25%, 03/15/49 (Call 09/15/48)(a)	20	20,957
4.88%, 11/15/40 (Call 05/15/40)	5	5,683
6.20%, 01/15/38	5	6,590

		601,676

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	16	15,480

Total Corporate Bonds & Notes — 98.9% (Cost: $32,830,218)		33,668,172

	Shares

Short-Term Investments

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(f)(g)(h)	2,022	2,022,327
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(f)(g)	400	400,119

		2,422,446

Total Short-Term Investments — 7.1% (Cost: $2,422,068)		2,422,446

Total Investments in Securities — 106.0% (Cost: $35,252,286)		36,090,618
Other Assets, Less Liabilities — (6.0)%		(2,054,966)

Net Assets — 100.0%		$34,035,652

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,693	329	2,022	$2,022,327	$1,301	(a)	$84	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	321	79	400	400,119	1,642		—	—

				$2,422,446	$2,943		$84	$(3)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

14

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG USD Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$33,668,172	$—	$33,668,172
Money Market Funds	2,422,446	—	—	2,422,446

	$2,422,446	$33,668,172	$—	$36,090,618

15